Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
Schedule of property and equipment
	2015	2014
Computer equipment	$21,565	$19,519
Furniture and fixtures	11,088	11,088
Subtotal	32,653	30,607
Accumulated depreciation	(22,414)	(17,794)
Property and equipment, net	$10,239	$12,813